Total
Nuveen Core Impact Bond Managed Accounts Portfolio
Nuveen Core Impact Bond Managed Accounts Portfolio
Investment Objective
The investment objective of the Portfolio is to seek total return, primarily through current income, while giving special consideration to certain environmental, social and governance (“
ESG”
) criteria.

Fees and Expenses of the Portfolio
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Portfolio shares may be purchased only by or on behalf of separately managed account clients where Nuveen Asset Management, LLC has an agreement to serve as investment adviser or sub-adviser to the account with the separately managed account program sponsor or directly with the client. The fees and expenses in the following tables do not reflect any charges that are imposed by the separately managed accounts. If such charges were reflected, the fees and expenses would be higher than what is shown below.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees	Nuveen Core Impact Bond Managed Accounts Portfolio Nuveen Core Impact Bond Managed Accounts Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

Annual Portfolio Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nuveen Core Impact Bond Managed Accounts Portfolio Nuveen Core Impact Bond Managed Accounts Portfolio
Management Fees	none	[1]
Interest and Related Expenses	none
Other Expenses	0.56%	[2]
Total Annual Portfolio Operating Expenses	0.56%
Fee Waivers and/or Expense Reimbursements	(0.56%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	none
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Example
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursements continue to remain in place. The example does not reflect any charges that are imposed by the separately managed accounts. If such charges were reflected, the costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Nuveen Core Impact Bond Managed Accounts Portfolio Nuveen Core Impact Bond Managed Accounts Portfolio USD ($)	[1],[2]
1 Year
3 Years
5 Years
10 Years
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Expense Example, No Redemption	Nuveen Core Impact Bond Managed Accounts Portfolio Nuveen Core Impact Bond Managed Accounts Portfolio USD ($)	[1],[2]
1 Year
3 Years
5 Years
10 Years
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. For the fiscal period July 9, 2020 (commencement of operations) through October 31, 2020, the Portfolio's portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds. For these purposes bonds include fixed-income securities of all types, including but not limited to, corporate bonds, residential and commercial mortgage-backed and other asset-backed securities, U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), senior loans and loan participations and assignments, and taxable and tax-exempt municipal bonds. The Portfolio may invest up to 10% of its assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Portfolio’s sub-adviser (securities commonly referred to as “high-yield” securities or “junk” bonds). The Portfolio may invest in fixed-income securities of any maturity or duration.
The Portfolio’s investments in fixed-income securities are subject to certain ESG or Impact criteria. The Impact criteria are described below. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for investment by the Portfolio should they meet certain internal ESG criteria. All issuers not otherwise meeting the Impact framework described below must meet or exceed minimum ESG performance standards to be eligible for investment by the Portfolio.
The ESG evaluation process employed by the sub-adviser favors issuers with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories for corporate issuers include human capital, product safety and social opportunities. Social evaluation categories for government issuers include the issuer’s ability to develop stable and healthy workforces and supportive economic environments. Governance assessment categories for corporate issuers include corporate governance, business ethics and public policy. Governance assessment categories for government issuers include the issuer’s ability to support long-term stability and a well-functioning financial, judicial and political systems. The Portfolio will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.
Additionally, the Portfolio invests a significant portion of its assets in fixed-income instruments according to a proprietary Impact framework. These investments provide direct exposure to issuers and/or individual projects with social or environmental benefits. Within this Impact allocation, the Portfolio seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change, and natural resources. These investments will be selected based on the same financial criteria used in selecting the Portfolio’s other fixed-income investments. The portion of the Portfolio invested in accordance with this Impact framework is not additionally subject to ESG criteria provided by a third party.
While the Portfolio may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible investment. The ESG criteria and the universe of investments that the Portfolio utilizes may be changed without the approval of the Portfolio’s shareholders.
The Portfolio is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio considers investments in these securities to be consistent with its investment and social objectives.
The Portfolio also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. The sub-adviser does not take into consideration whether the sponsor of an asset-backed security in which it invests meets the ESG criteria. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Portfolio could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Portfolio could not invest directly. However, the investments underlying an asset-backed or mortgage-backed security will generally meet or exceed the ESG criteria or the Impact criteria.
The Portfolio’s sub-adviser seeks to ensure that the Portfolio’s investments are consistent with its ESG and/or Impact criteria, but it cannot guarantee that this will always be the case for every Portfolio investment. Consistent with its responsibilities, the sub-adviser has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the ESG criteria utilized by the Portfolio’s ESG vendor(s) or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor.
The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including those that are located in emerging market countries.
The Portfolio may invest in securities that have not been registered under the Securities Act of 1933, but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“
Rule 144A securities
”).
The Portfolio may purchase and sell futures, options, swaps, forwards and other derivative instruments. The sub-adviser may use these derivatives in an attempt to manage market risk, credit risk and interest rate risk, to manage the effective maturity or duration of securities in the portfolio or for speculative purposes in an effort to increase the Portfolio’s yield or to enhance returns. The use of a derivative is speculative if the sub-adviser is primarily seeking to enhance returns, rather than offset the risk of other positions.
Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by investing in additional fixed-income classes, including those that have a lower credit quality and potentially higher yielding securities in order to gain access to special investment opportunities normally available only to institutional investors.

Principal Risks
The value of your investment in this Portfolio will change daily. You could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a "principal risk" of investing in the Portfolio, regardless of the order in which it appears.
Active Management Risk
—The Portfolio’s sub-adviser actively manages the Portfolio’s investments. Consequently, the Portfolio is subject to the risk that the investment techniques and risk analyses employed by the Portfolio’s sub-adviser may not produce the desired results. This could cause the Portfolio to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Bond Market Liquidity Risk
—Reductions in trading activity or dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, have the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Portfolio invests, particularly during periods of economic or market stress. In addition, federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease the Portfolio’s ability to buy or sell bonds. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Portfolio needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.
Call Risk
—If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Portfolio, the Portfolio may have to reinvest in securities with lower yields or higher risk of default, which may adversely impact the Portfolio’s performance.
Credit Risk
—Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.
Credit Spread Risk
—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Portfolio’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Currency Risk
—Changes in currency exchange rates will affect the value of non-U.S. securities, interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio’s portfolio.
Cybersecurity Risk
—Cybersecurity risk is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Portfolio invests, which may cause the Portfolio’s investments to lose value.
Derivatives Risk
—The use of derivatives involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Portfolio and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Portfolio to the creditworthiness of the central counterparty.
Emerging Markets Risk
—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. Financial and other reporting by companies and government entities also may be less reliable or difficult to obtain in emerging market countries. In addition, foreign investors such as the Portfolio are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.
ESG Criteria Risk
—Because the Portfolio’s ESG investment criteria and/or proprietary Impact framework may exclude securities of certain issuers for non-financial reasons, the Portfolio may forgo some market opportunities available to funds that do not use these criteria or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Portfolio to underperform the market as a whole or other funds that do not use an ESG investment strategy. In addition, there is a risk that the companies identified by the Portfolio’s ESG investment criteria do not operate as expected when addressing ESG issues. Furthermore, data availability and reporting with respect to ESG criteria may not always be available or may become unreliable. ESG data may be incomplete or erroneous, which could cause the sub-adviser to incorrectly asses a company’s ESG characteristics. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company.
Foreign Investment Risk
—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. To the extent the Portfolio invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse conditions affecting that country or region.
Frequent Trading Risk
—The Portfolio's portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Portfolio pays when it buys and sells securities, which may detract from the Portfolio’s performance.
High Yield Securities Risk
—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Portfolio. They generally are considered to be speculative with respect to the ability to pay interest and repay principal, have greater credit risk, are less liquid and have more volatile prices than investment grade securities.
Income Risk
—The Portfolio's income could decline during periods of falling interest rates or when the Portfolio experiences defaults on debt securities it holds.
Interest Rate Risk
—Interest rate risk is the risk that the value of the Portfolio’s fixed-rate securities will decline because of rising interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Portfolio’s performance to the extent that it is exposed to such interest rates. Fixed-rate securities may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.
Loan Risk
—The lack of an active trading market for certain loans may impair the ability of the Portfolio to realize full value in the event of the need to sell a loan and may make it difficult to value such loans. Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. As a result of these extended settlement periods, the Portfolio may incur losses if it is required to sell other investments or temporarily borrow to meet its cash needs, including satisfying redemption requests. The risks associated with unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral. For secured loans, there is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. Interests in loans made to finance highly leveraged companies or transactions such as corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like the Portfolio for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. The Portfolio may experience relatively greater realized or unrealized losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants. Additionally, loans may not be considered “securities” and, as a result, the Portfolio may not be entitled to rely on the anti-fraud protections of the securities laws. Because junior loans have a lower place in an issuer’s capital structure and may be unsecured, junior loans involve a higher degree of overall risk than senior loans of the issuer. The Portfolio’s investments in floating rate loans that pay interest based on the London Inter-Bank Offered Rate (LIBOR) may experience increased volatility and/or illiquidity during the transition away from LIBOR, which is scheduled to be phased out.
Market Risk
—The market value of the Portfolio’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Portfolio’s investments whether or not the Portfolio invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments.
Mortgage- and Asset-Backed Securities Risk
—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Mortgage-backed securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. Mortgage- and asset-backed securities that are not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, loan or asset, particularly during periods of economic downturn.
Municipal Securities Risk
—The values of municipal securities held by the Portfolio may be adversely affected by local political and economic conditions and developments. The Portfolio may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Portfolio’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Portfolio may be more dependent on the analytical abilities of the Portfolio’s sub-adviser than funds that invest in stock or other corporate investments.
Rule 144A Securities Risk
—The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that their liquidity may become impaired and the Portfolio may be unable to dispose of the securities promptly or at reasonable prices.
Sovereign Debt Risk
—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. This may be due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Unrated Security Risk
—Unrated securities determined by the Portfolio’s sub-adviser to be of comparable quality to rated securities which the Portfolio may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers than rated securities or issuers.
U.S. Government Securities Risk
—U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued or guaranteed by U.S. government agencies and instrumentalities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.
Valuation Risk
—The debt securities in which the Portfolio invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Portfolio will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Portfolio. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Portfolio were to change pricing services, or if the Portfolio’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Portfolio’s net asset value.

Portfolio Performance
Portfolio performance is not included in this prospectus because the Portfolio has not been in existence for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns based on net assets and comparing the Portfolio’s performance to a broad measure of market performance.